SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of disaggregation of revenue

		Three Month Ended		% of Total Revenue
Geographic	Products	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
China, mainland	Compost III	$111,778	$693,485	7.0%	29.2%
China, mainland	White Button Mushroom	393,648	1,684,796	24.8%	70.8%
China, Hongkong	Mushroom powder seasonings	1,081,718	-	68.2%	-
Total	Total net sales	$1,587,144	$2,378,281	100%	100%

Geographic	Products	Revenue	% of Total Revenue
China, mainland	White button mushroom	$5,858,322	46.2%
China, mainland	Compost III	2,884,364	22.7%
China, Hongkong	Mushroom powder seasonings	3,939,644	31.1%
Total		$12,682,330	100.0%